Segment Information - Schedule of Acquisition of Intangible Assets, Property, Plant and Equipment and Investments Accounted for Using the Equity Method by Segment (Details) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023 EUR (€) segment	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€) segment
Disclosure of operating segments [Line Items]
Investments accounted for using the equity method	€ 538		€ 677
Number of operating segments | segment	2		3
Total
Disclosure of operating segments [Line Items]
Investments accounted for using the equity method	€ 241	€ 295	€ 285
Acquisitions of property, plant and equipment	782	693	1,606
Acquisitions of other intangible assets	148	281	595
Biopharma
Disclosure of operating segments [Line Items]
Investments accounted for using the equity method	231	253	248
Acquisitions of property, plant and equipment	751	664	1,529
Acquisitions of other intangible assets	132	274	574
Consumer Healthcare
Disclosure of operating segments [Line Items]
Investments accounted for using the equity method	10	42	37
Acquisitions of property, plant and equipment	31	29	77
Acquisitions of other intangible assets	€ 16	€ 7	€ 21